Investment Property (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT PROPERTY.
Summary of Changes in Investment Property
	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Properties	ThCh$	ThCh$	ThCh$
Balance at January 1, 2017	8,938,662	(810,140)	8,128,522
Depreciation expense	—	(22,465)	(22,465)
Other increases (decreases)	250,715	—	250,715
Balance at December 31, 2017	9,189,377	(832,605)	8,356,772
Depreciation expense	—	(19,591)	(19,591)
Impairment (*)	—	(779,825)	(779,825)
Balance at December 31, 2018	9,189,377	(1,632,021)	7,557,356

(*) See Note 31.

Schedule of fair value hierarchy of investment properties

	Fair value measured at the end of the reporting period using:
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,228,673
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	For the years ended December 31,
	2018	2017	2016
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Rental income from investment properties	204,166	192,719	167,429
Direct operating expense from investment properties generating rental income	(56,327)	(78,367)	(71,339)
Total	147,839	114,352	96,090